Submission	Oct. 06, 2025
Submission [Line Items]
Central Index Key	0001552800
Registrant Name	Tile Shop Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A